Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 65,981	$ 35,194	$ 20,647
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, accretion, and amortization of intangible assets	123,829	111,390	95,816
Amortization of deferred financing costs and note discount	11,363	13,036	1,931
Stock-based compensation expense	19,454	16,502	12,324
Deferred income taxes	10,993	3,038	8,533
Loss (gain) on disposal of assets	(14,010)	3,224	2,790
Other reserves and non-cash items	3,145	5,188	4,812
Redemption costs for early extinguishment of debt		9,075
Changes in assets and liabilities:
Decrease (increase) in accounts and notes receivable, net	17,384	(12,224)	(11,087)
(Increase) decrease in prepaid, deferred costs, and other current assets	(19,588)	(7,578)	15,504
Increase in inventory	(4,668)	(2,399)	(1,943)
Decrease (increase) in other assets	8,415	(4,175)	(1,503)
(Decrease) increase in accounts payable	(8,016)	(4,940)	12,804
Increase in accrued liabilities	31,889	20,100	29,722
Increase (decrease) in other liabilities	10,382	3,122	(6,793)
Net cash provided by operating activities	256,553	188,553	183,557
Cash flows from investing activities:
Additions to property and equipment	(138,262)	(108,000)	(71,562)
Payments for exclusive license agreements, site acquisition costs and other intangible assets	(4,087)	(1,909)	(5,591)
Acquisitions, net of cash acquired	(103,874)	(226,972)	(189,587)
Proceeds from sale of assets and businesses	36,661
Net cash used in investing activities	(209,562)	(336,881)	(266,740)
Cash flows from financing activities:
Proceeds from borrowings of long-term debt		250,000	287,500
Repayment of long-term debt		(200,000)
Proceeds from borrowings under revolving credit facility	452,670	127,657	311,277
Repayments of borrowings under revolving credit facility	(499,551)	(61,539)	(397,667)
Proceeds from issuance of warrants			40,509
Purchase of convertible note hedges			(72,565)
Debt issuance, modification and redemption costs		(14,746)	(7,540)
Payment of contingent consideration		(517)	(750)
Proceeds from exercises of stock options	1,107	810	2,626
Excess tax benefit from stock-based compensation expense	1,985	4,739	24,007
Repurchase of capital stock	(4,731)	(7,156)	(32,409)
Net cash (used in) provided by financing activities	(48,520)	99,248	154,988
Effect of exchange rate changes on cash	(4,049)	(5,984)	1,273
Net (decrease) increase in cash and cash equivalents	(5,578)	(55,064)	73,078
Cash and cash equivalents as of beginning of period	31,875	86,939	13,861
Cash and cash equivalents as of end of period	26,297	31,875	86,939
Supplemental disclosure of cash flow information:
Cash paid for interest	19,494	21,094	20,831
Cash paid for income taxes	$ 28,292	$ 26,014	$ 4,031